Equity Method Investments and Related Party Transactions (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 29, 2012 Redbox Instant By Verizon [Member]	Dec. 31, 2012 Redbox Instant By Verizon [Member]	Dec. 31, 2012 EcoATM [Member]
Schedule of Equity Method Investments [Line Items]
Joint Venture Description				Formation of a Limited Liability Company between Redbox and Verizon Ventures IV LLC to enter into a joint venture for the primary purpose of developing, launching, marketing and operating a nationwide “over-the-top” video distribution service
Description Of Transaction Accounting Method				Equity Method
Equity Method Investment, Ownership Percentage					35.00%
Payments to Acquire Interest in Joint Venture				$ 14,000,000
Capital contribution to maintain certain ownership percentage					450,000,000
Redbox ownership interest dilution					10.00%
The transaction related costs of joint venture					4,400,000
Fair value of Redbox trademarks					30,000,000
Trademark gain	19,500,000	0	0
Due from related parties					900,000
Payments to Acquire Equity Method Investments	39,727,000	4,912,000	0		10,500,000	10,000,000
Loss from equity method investments and amortization of differences in carrying amount and underlying equity					$ 22,500,000